Pensions and Other Employee Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Pensions and Other Employee Benefits

20. Pensions and Other Employee Benefits

The Company maintains multiple pension plans, both contributory and non-contributory, covering employees at certain locations. Eligibility for participation in these plans varies and benefits are generally based on the participant’s compensation and/or years of service. The Company’s funding policy is generally to contribute in accordance with cost accounting standards that affect government contractors, subject to the Internal Revenue Code and regulations thereon. Plan assets are invested primarily in listed stocks, mutual funds, corporate bonds, U.S. Government obligations and U.S. Government agency obligations.

The Company also provides postretirement medical and life insurance benefits for retired employees and dependents at certain locations. Participants are eligible for these benefits when they retire from active service and meet the eligibility requirements for the Company’s pension plans. These benefits are funded primarily on a pay-as-you-go basis with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.

In accordance with accounting standards for employee pension and postretirement benefits, the Company recognizes the unfunded status of its pension and postretirement benefit plans in the consolidated financial statements and measures its pension and postretirement benefit plan assets and benefit obligations as of December 31.

The following table summarizes changes in the benefit obligations, the plan assets and funded status for all of the Company’s pension and postretirement benefit plans, as well as the aggregate balance sheet impact.

	Pension Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$3,222	$2,679	$218	$216
Service cost	126	113	4	4
Interest cost	132	134	7	10
Plan participants’ contributions	2	2	4	4
Amendments	14	—	—	(5)
Obligation assumed in connection with a business acquisition(1)	—	29	—	3
Actuarial (gain) loss	(402)	358	(23)	(2)
Foreign currency exchange rate changes	(21)	8	(3)	1
Curtailments, settlements and special termination benefits	3	3	—	1
Benefits paid	(103)	(104)	(13)	(14)

Benefit obligation at the end of the year	$2,973	$3,222	$194	$218

Change in plan assets:
Fair value of plan assets at the beginning of the year	$2,026	$1,712	$47	$42
Actual return on plan assets	394	215	9	4
Assets acquired in connection with a business acquisition(1)	—	29	—	—
Employer contributions	105	173	8	11
Plan participants’ contributions	2	2	4	4
Foreign currency exchange rate changes	(21)	6	—	—
Transfers(2)	—	(7)	—	—
Benefits paid	(103)	(104)	(13)	(14)

Fair value of plan assets at the end of the year	$2,403	$2,026	$55	$47

Unfunded status at the end of the year	$(570)	$(1,196)	$(139)	$(171)

Assets and (liabilities) recognized in the consolidated balance sheets consist of:
Non-current assets	$35	$9	$—	$—
Current liabilities	(8)	(7)	(9)	(9)
Non-current liabilities	(597)	(1,198)	(130)	(162)

	$(570)	$(1,196)	$(139)	$(171)

(1)	Represents pension and postretirement plan obligations and pension plan assets assumed/acquired during 2012 as part of the L-3 KEO business acquisition.
(2)	Represents assets related to various supplemental executive retirement plans that had previously been classified as pension plan assets; however, such assets are not held by the plans and are now classified as other assets.

The table below summarizes the net loss and prior service cost balances at December 31, in the accumulated other comprehensive loss account, before related tax effects, for all of the Company’s pension and postretirement benefit plans.

	Pension Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Net loss (gain)	$425	$1,146	$(9)	$21
Prior service cost (credit)	1	(12)	(8)	(10)

Total amount recognized	$426	$1,134	$(17)	$11

The aggregate accumulated benefit obligation (ABO) for all of the Company’s pension plans was $2,657 million at December 31, 2013 and $2,783 million at December 31, 2012. The table below presents information for the pension plans with an ABO in excess of the fair value of plan assets at December 31, 2013 and 2012.

	Pension Plans
	2013	2012
	(in millions)
Projected benefit obligation	$2,408	$3,177
Accumulated benefit obligation	2,115	2,743
Fair value of plan assets	1,815	1,975

The table below summarizes the weighted average assumptions used to determine the benefit obligations for the Company’s pension and postretirement plans disclosed at December 31, 2013 and 2012.

	Pension Plans				Postretirement Benefit Plans
	2013		2012		2013		2012
Benefit obligations:
Discount rate	5.03	%(1)	4.15	%(1)	4.43	%(2)	3.37	%(2)
Rate of compensation increase	3.50	%(3)	3.56	%(3)	3.50	%(3)	3.59	%(3)

(1)	The weighted average discount rate assumptions used at December 31, 2013 and 2012 were comprised of separate assumptions determined by country of 5.1% and 4.2% for the U.S. based plans, 4.7% and 3.9% for the Canadian based plans and 3.5% and 3.4% for the German based plans.
(2)	The weighted average discount rate assumptions used at December 31, 2013 and 2012 were comprised of separate assumptions determined by country of 4.4% and 3.3% for the U.S. based plans and 4.6% and 3.7% for the Canadian based plans.
(3)	The weighted average rate of compensation increase assumptions were comprised of separate assumptions determined by country of 3.5% for the U.S. based plans at both December 31, 2013 and 2012 and 3.5% and 4.0% for the Canadian based plans at December 31, 2013 and 2012.

The following table summarizes the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Components of net periodic benefit cost:
Service cost	$126	$113	$106	$4	$4	$5
Interest cost	132	134	128	7	10	10
Expected return on plan assets	(164)	(145)	(139)	(4)	(3)	(2)
Amortization of prior service cost (credits)	1	1	1	(3)	(3)	(3)
Amortization of net loss	83	69	49	2	1	1
Curtailment or settlement loss	3	7	—	—	1	—

Net periodic benefit cost	$181	$179	$145	$6	$10	$11

The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive income for the Company’s pension and postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net (gain) loss	$(637)	$287	$266	$(29)	$(3)	$10
Prior service cost (credit)	14	(1)	2	—	(5)	—
Amortization of net loss	(83)	(69)	(49)	(2)	(1)	(1)
Amortization of prior service (cost) credit	(1)	(1)	(1)	3	3	3

Total recognized in other comprehensive income	(707)	216	218	(28)	(6)	12

Total recognized in net periodic benefit cost and other comprehensive income	$(526)	$395	$363	$(22)	$4	$23

The following table summarizes the amounts expected to be amortized from accumulated other comprehensive income (loss) and recognized as components of net periodic benefit costs during 2014.

	Pension Plans	Postretirement Benefit Plans	Total
		(in millions)
Net loss (gain)	$17	$(1)	$16
Prior service cost (credit)	2	(2)	—

	$19	$(3)	$16

The table below summarizes the weighted average assumptions used to determine the net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans						Postretirement Benefit Plans
	2013		2012		2011		2013		2012		2011
Discount rate	4.15	%(1)	5.02	%(1)	5.57	%(1)	3.37	%(4)	4.71	%(4)	5.40	%(4)
Expected long-term return on plan assets	8.13	%(2)	8.15	%(2)	8.57	%(2)	7.64%		7.64%		6.20%
Rate of compensation increase	3.50	%(3)	4.06	%(3)	4.50	%(3)	3.50%		4.09%		4.50%

(1)	The weighted average discount rate assumptions used for the years ended December 31, 2013, 2012, and 2011 were comprised of separate assumptions determined by country of 4.2%, 5.1% and 5.6% for the U.S. based plans, 3.9%, 4.4% and 5.4% for the Canadian based plans and 3.4%, 5.1%, and 5.4% for the German based plans, respectively.
(2)	The weighted average expected long-term return on plan assets assumptions used were comprised of separate assumptions determined by country of 8.25% for the U.S. based plans for the year ended December 31, 2013, 2012 and 2011 and 7.25% for the year ended December 31, 2013 and 7.5% for the years ended December 31, 2012 and 2011 for the Canadian based plans.
(3)	The weighted average rate of compensation increase assumptions used for the year ended December 31, 2013 were comprised of separate assumptions determined by country of 3.5% for both the U.S and Canadian based plans. The rate of compensation increase assumptions were 4.0% for the U.S based plans and 4.5% for the Canadian based plans for the year ended December 31, 2012. The rate of compensation increase assumptions were 4.5% for both the U.S. and Canadian based plans for the year ended December 31, 2011.
(4)	The weighted average discount rate assumptions used for the years ended December 31, 2013, 2012 and 2011 were comprised of separate assumptions determined by country of 3.3%, 4.8% and 5.4% for the U.S. based plans and 3.7%, 4.3% and 5.4% for the Canadian based plans, respectively.

The expected long-term return on plan assets assumption represents the average rate that the Company expects to earn over the long-term on the assets of the Company’s benefit plans, including those from dividends, interest income and capital appreciation. The Company utilizes a third-party consultant to assist in the development of the expected long-term return on plan assets, which is based on expectations regarding future long-term rates of return for the plans’ investment portfolio, with consideration given to the allocation of investments by asset class and historical rates of return for each individual asset class. The Company utilizes a building block methodology that utilizes historical and forward looking rates of return for each asset class and takes into account expected returns above inflation and risk premium. These long-term rates of return are then applied to the target portfolio allocations that are generally aligned with the actual asset allocations of our plans to develop the expected long-term rate of return.

The annual increase in cost of benefits (health care cost trend rate) is assumed to be an average of 8.0% in 2014 and is assumed to gradually decrease to a rate of 5.0% in 2020 and thereafter. Health care cost trend assumptions are based on (1) observed or expected short term rates of increase for different types of health models based on actual claims experience and benchmarking, and (2) a reasonable estimate of an appropriate, sustainable level of health care cost trend in the future, weighting factors that influence trend primarily price inflation and cost leveraging benefit plan features. Assumed health care cost trend rates have a significant effect on amounts reported for postretirement medical benefit plans. A one percentage point change in the assumed health care cost trend rates would have the following effects:

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$1	$—
Effect on postretirement benefit obligations	9	(7)

Plan Assets. The Company’s Benefit Plan Committee (Committee) has the responsibility to formulate the investment policies and strategies for the plans’ assets. The Committee structures the investment of plan assets to achieve the following goals: (1) maximize the plans’ long-term rate of return on assets for an acceptable level of risk; and (2) limit the volatility of investment returns and consequent impact on the plans’ assets. In the pursuit of these goals, the Committee has formulated the following investment policies and objectives: (1) invest assets of the plans in a manner consistent with the fiduciary standards of the Employee Retirement Income Security Act of 1974 (ERISA); (2) preserve the plans’ assets; (3) maintain sufficient liquidity to fund benefit payments and pay plan expenses; (4) evaluate the performance of investment managers; and (5) achieve, on average, a minimum total rate of return equal to the established benchmarks for each asset category.

The Committee retains a professional investment consultant to advise the Committee and help ensure that the above policies and strategies are met. The Committee does not actively manage the day to day operations and selection process of individual securities and investments, as it retains the professional services of qualified investment management organizations to fulfill those tasks. Qualified investment management organizations are evaluated on several criteria for selection, with a focus on the investment management organizations’ demonstrated capability to achieve results that will meet or exceed the investment objectives they have been assigned and conform to the policies established by the Committee. While the investment management organizations have investment discretion over the assets placed under their management, the Committee provides each investment manager with specific investment guidelines relevant to its asset class.

The Committee has established the allowable range that the plans’ assets may be invested in for each major asset category. In addition, the Committee has established guidelines regarding diversification within asset categories to limit risk and exposure to a single or limited number of securities. The investments of the plans’ include a diversified portfolio of both equity and fixed income investments. Equity investments are further diversified across U.S. and non-U.S. stocks, small to large capitalization stocks, and growth and value stocks. Fixed income assets are diversified across U.S. and non-U.S. issuers, corporate and governmental issuers, and credit quality. The plan also invests in real estate through publicly traded real estate securities. Derivatives may be used only for hedging purposes or to create synthetic long positions. The plans are prohibited from directly owning commodities, unregistered securities, restricted stock, private placements, or interest in oil, gas, mineral exploration, or other development programs. Further, short selling or utilizing margin buying for investment purposes is prohibited.

The table below presents the allowable range for each major category of the plans’ assets at December 31, 2013 as well as the Company’s pension plan and postretirement benefit plan weighted-average asset allocations at December 31, 2013 and 2012, by asset category.

	U.S.			Canada
Asset Category	2013 and 2012 Range	2013	2012	2013 Range	2013	2012 Range	2012
Domestic equity(1)	30%-60%	54%	51%	10%-25%	20%	15%-30%	19%
International equity(2)	10%-20%	11	10	30%-60%	49	20%-50%	46
Fixed income securities	20%-40%	22	29	20%-60%	28	25%-55%	32
Real estate securities	0%-15%	6	8	—	—	—	—
Other, primarily cash and cash equivalents	0%-15%	7	2	0%-15%	3	0%-15%	3

Total		100%	100%		100%		100%

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.
(2)	International equities for Canadian plans includes equities of U.S. companies.

The Committee regularly monitors the investment of the plans’ assets to ensure that the actual investment allocation remains within the established range. The Committee also regularly measures and monitors investment risk through ongoing performance reporting and investment manager reviews. Investment manager reviews include assessing the managers’ performance versus the appropriate benchmark index both in the short and long-term period, performance versus peers, and an examination of the risk the managers assumed in order to achieve rates of return.

The table below presents the fair value of the Company’s pension plans’ assets at December 31, 2013 and 2012, by asset category segregated by level within the fair value hierarchy, as described below.

	U.S. Pension Plans’ Assets				Canadian Pension Plans’ Assets
	Fair Value Measured at December 31, 2013				Fair Value Measured at December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$1,141	$—	$—	$1,141	$54	$18	$—	$72
International Equity	79	146	—	225	117	18	—	135
Fixed Income — Investment Grade(2)	216	135	—	351	—	82	—	82
Fixed Income — High Yield(3)	—	118	—	118	—	—	—	—
Real Estate Investment Trusts(4)	118	—	—	118	—	—	—	—
Other(5)	—	150	—	150	6	5	—	11

Total	$1,554	$549	$—	$2,103	$177	$123	$—	$300

	Fair Value Measured at December 31, 2012				Fair Value Measured at December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$893	$—	$—	$893	$43	$13	$—	$56
International Equity	67	117	—	184	98	21	—	119
Fixed Income — Investment Grade(2)	194	197	—	391	—	88	—	88
Fixed Income — High Yield(3)	—	105	—	105	—	—	—	—
Real Estate Investment Trusts(4)	138	—	—	138	—	—	—	—
Other(5)	—	42	—	42	3	7	—	10

Total	$1,292	$461	$—	$1,753	$144	$129	$—	$273

(1)	Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various international exchanges. The Level 2 investment balance is derived from a regulated commingled equity trust fund, which fair value is based on the net asset value (NAV) at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month. Withdrawals are permitted monthly based on NAV.
(2)	Approximately 62% in 2013 and 50% in 2012 of U.S. plan assets that are invested in the Fixed Income — Investment Grade asset category consist of a mutual fund offered by a registered investment company (the “Fund”). The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This Fund is classified by the Company as a Level 1 measurement within the fair value hierarchy, as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 38% of U.S. plan assets in 2013 are primarily investment grade corporate bonds from various industries held directly by the Company. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs. The remaining 50% of U.S. plan assets in 2012 and all of the Canadian plan assets for both 2013 and 2012 are invested in regulated commingled equity trust funds (the “Bond Funds”). As these Bond Funds do not trade in an active market, the fair value is based on NAVs calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and classified as Level 2. Withdrawals are permitted monthly based on NAV.
(3)	Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.
(4)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.
(5)	Other consists primarily of (1) cash equivalents maintained in commingled trust funds, which invest primarily in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, and are classified as Level 2, and (2) cash, which is classified as Level 1.

The table below presents the fair value of the Company’s postretirement benefit plans’ assets at December 31, 2013 and 2012, by asset category segregated by level within the fair value hierarchy, as described below.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured at December 31, 2013				Fair Value Measured at December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Equity securities(1):
U.S. Equity	$23	$—	$—	$23	$27	$—	$—	$27
International Equity	1	2	—	3	1	1	—	2
Fixed Income — Investment Grade(2)	21	2	—	23	11	3	—	14
Fixed Income — High Yield(3)	—	2	—	2	—	1	—	1
Real Estate Investment Trusts(4)	2	—	—	2	2	—	—	2
Other(5)	—	2	—	2	—	1	—	1

Total	$47	$8	$—	$55	$41	$6	$—	$47

(1)	Equity securities consist of investments in common stock of U.S. and international companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various international exchanges. The Level 2 investment balance is derived from a regulated commingled equity trust fund, which fair value is based on NAV at the end of each month. The NAV is calculated by the fund manager based on the fair value of the fund’s holdings, primarily equity securities traded in active markets, determined as of the end of each month. Withdrawals are permitted monthly based on NAV.
(2)	Approximately 91% in 2013 and 79% in 2012 of the postretirement benefit plan assets that are invested in the Fixed Income — Investment Grade asset category consist of a mutual fund offered by the Fund. The Fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This Fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available. The remaining 9% of postretirement benefit plan assets in 2013 are primarily investment grade corporate bonds from various industries held directly by the Company. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs. The remaining 21% in 2012 of the postretirement benefit plan assets are invested in the Bond Fund. As the Bond Fund does not trade in an active market, the fair value is based on NAV’s calculated by the fund manager based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs and classified as Level 2. Withdrawals are permitted monthly based on NAV.
(3)	Fixed Income — High Yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.
(4)	REITs consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.
(5)	Other consists primarily of cash equivalents maintained in commingled trust funds, which invest primarily in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, and are classified as Level 2.

Contributions. The funding policy for the Company’s pension and postretirement benefit plans is to contribute at least the minimum required by applicable laws and regulations or to directly make benefit payments where appropriate. The Company makes voluntary, additional contributions to the pension plans depending on a number of factors, including operating cash flow levels, alternative uses for excess cash and the plans’ funded status. At December 31, 2013, all legal funding requirements had been met. For the year ending December 31, 2014, the Company currently expects to contribute between approximately $97 million and $108 million to its pension plans, and approximately $10 million to its postretirement benefit plans.

Estimated Future Benefit Payments. The following table presents expected pension and postretirement benefit payments and expected postretirement subsidies due to the Medicare Prescription Drug Improvement and Modernization Act of 2003, which reflect expected future service, as appropriate.

		Postretirement Benefits
	Pension Benefits	Benefit Payments	Subsidy Receipts
	(in millions)
2014	$116	13	—
2015	125	13	—
2016	134	14	—
2017	146	14	—
2018	152	15	—
Years 2019-2023	925	77	1

Employee Savings Plans. Under its various employee savings plans, the Company matches the contributions of participating employees up to a designated level. The extent of the match, vesting terms and the form of the matching contributions vary among the plans. Under these plans, the Company’s matching contributions in L-3 Holdings’ common stock and cash attributable to continuing operations were $120 million for 2013, $126 million for 2012 and $113 million for 2011. The Company’s matching contributions in L-3 Holdings’ common stock and cash attributable to discontinued operations were $8 million for 2012 and $24 million for 2011.

Multi-employer Benefit Plans. Certain of the Company’s businesses participate in multi-employer defined benefit pension plans. The Company makes cash contributions to these plans under the terms of collective-bargaining agreements that cover its union employees based on a fixed rate per hour of service worked by the covered employees. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects: (1) assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (3) if the Company chooses to stop participating in some of its multi-employer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Under these plans, the Company contributed cash and recorded expenses for each of its individually significant plans and all of its other plans in aggregate as noted in the table below.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status(1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L-3 Communications						Surcharge Imposed	Expiration Date of Collective- Bargaining Agreement
		2013	2012		2013		2012		2011
					(in millions)
IAM National Pension Fund	51-6031295/002	Green	Green	No	$21	(3)	$20	(4)	$19	(4)	No	2/14/2014 to 1/29/2016(5)
Other Pension Funds(6)					—		—		—

Total contributions					$21		$20		$19

(1)	A zone status rating of green indicates the plan is at least 80% funded. The funding status of the IAM National Pension Fund was impacted by a market value investment loss for the plan year ended December 31, 2008, which amortization was extended over five years.
(2)	Funding improvement plan or rehabilitation plan.
(3)	At the date the audited financial statements for the Company were issued, Form 5500 for the plan year ending December 31, 2013 was not available.
(4)	Represents 6% of total plan contributions for both years ended December 31, 2012 and 2011 based on Form 5500.
(5)	The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements, expiring April 27, 2014, cover multiple programs in the Company’s Aerospace Systems reportable segment and represent 72% of 2013 contributions.
(6)	Consists of three pension funds in which the Company’s contributions are individually, and in the aggregate, insignificant.